RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jan. 01, 2023
Related Party Transaction [Line Items]
Amount due to related party	$ 16,469	$ 2,687
Giesmart Plaza Zone 2 [Member]
Related Party Transaction [Line Items]
Incurred rent expense	34,687		$ 35,962
Giesmart Plaza Zone 1, 3&4 [Member]
Related Party Transaction [Line Items]
Incurred rent expense	43,853		$ 40,960
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
Amount due to related party	$ 16,469	$ 2,687
Dr Wirawan Jusuf [Member]
Related Party Transaction [Line Items]
Ownership percentage				50.00%